Equity	9 Months Ended
Jul. 31, 2025
Equity [Abstract]
Equity
NOTE 12: EQUITY
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding,

and treasury instruments held as at and

for the
three and nine months ended July 31, 2025 and

July 31, 2024.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(thousands of shares or other equity instruments
and millions of Canadian dollars) For the three months ended For the nine months ended

July 31, 2025 July 31, 2024 July 31, 2025 July 31, 2024
Number Number Number Number
of shares Amount of shares Amount of shares Amount of shares Amount
Common Shares
Balance as at beginning of period 1,722,791 $ 25,136 1,759,584 $ 25,257 1,750,272 $ 25,373 1,791,422 $ 25,434
Proceeds from shares issued on exercise
of stock options 852 62 389 26 1,797 131 1,377 92
Shares issued as a result of dividend
reinvestment plan – – 1,609 129 1,575 130 4,907 398
Purchase of shares for cancellation and other (15,530) (227) (13,275) (190) (45,531) (663) (49,399) (702)
Balance as at end of period – common shares 1,708,113 $ 24,971 1,748,307 $ 25,222 1,708,113 $ 24,971 1,748,307 $ 25,222
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period 71,650 $ 3,400 129,650 $ 4,850 91,650 $ 3,900 143,650 $ 5,200
Redemption of shares 1,2 (14,000) (350) (38,000) (950) (34,000) (850) (52,000) (1,300)
Balance as at end of period 57,650 $ 3,050 91,650 $ 3,900 57,650 $ 3,050 91,650 $ 3,900
Other Equity Instruments
3
Balance as at beginning of period 6,501 $ 7,738 5,000 $ 5,653 5,751 $ 6,988 5,000 $ 5,653
Issue of limited recourse capital notes 4 – – 750 1,023 750 750 750 1,023
Issue of perpetual subordinated capital notes 5 – – 1 312 – – 1 312
Balance as at end of period 6,501 7,738 5,751 6,988 6,501 7,738 5,751 6,988
Balance as at end of period – preferred

shares
and other equity instruments 64,151 $ 10,788 97,401 $ 10,888 64,151 $ 10,788 97,401 $ 10,888
Treasury – common shares 6
Balance as at beginning of period 313 $ (26) 281 $ (24) 213 $ (17) 748 $ (64)
Purchase of shares

33,496 (3,222) 35,739 (2,745) 112,437 (9,606) 99,918 (7,995)
Sale of shares (32,900) 3,156 (35,612) 2,734 (111,741) 9,531 (100,258) 8,024
Balance as at end of period – treasury
– common shares 909 $ (92) 408 $ (35) 909 $ (92) 408 $ (35)
Treasury – preferred shares and
other equity instruments 6
Balance as at beginning of period 141 $ (28) 138 $ (8) 163 $ (18) 142 $ (65)
Purchase of shares and other equity instruments

705 (73) 2,716 (147) 4,147 (1,460) 5,955 (398)
Sale of shares and other equity instruments (779) 99 (2,307) 138 (4,243) 1,476 (5,550) 446
Balance as at end of period – treasury
– preferred shares and other equity

instruments
67 $ (2) 547 $ (17) 67 $ (2) 547 $ (17)
On January 31, 2025, the Bank redeemed all of its 20

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 5 (“Series 5 Preferred
Shares”), at a redemption price of $ 25.00

per Series 5 Preferred Share, for a total redemption cost of approximately $
500

million.
2

On July 31, 2025, the Bank redeemed all of its
14

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 7 (“Series 7 Preferred Shares”), at
a redemption price of $ 25.00

per Series 7 Preferred Share, for a total redemption cost of approximately $
350

million.
3

For Other Equity Instruments, the number of shares represents the number of notes issued.
4

On December 18, 2024, the Bank issued $
750

million
5.909
% Fixed Rate Reset Limited Recourse Capital Notes, Series 5 NVCC (the “LRCNs”). The LRCNs

will bear interest at a rate of
5.909

per cent annually, payable quarterly,

for the initial period ending on, but excluding, January 1, 2030. Thereafter, the interest rate on the LRCNs will reset every
five years

at a rate
equal to the prevailing Government of Canada Yield plus 3.10 per cent. The LRCNs will mature on January 1, 2085. Concurrently with the issuance of the LRCNs, the

Bank issued
750,000

Non-Cumulative
5.909
% Fixed Rate Reset Preferred Shares, Series 32 NVCC (“Preferred Shares Series 32”). The Preferred

Shares Series 32 are eliminated on the Bank’s
Consolidated Financial Statements.
5

For Perpetual Subordinated Capital Notes (AT1), the amount

represents the Canadian dollar equivalent of the Singapore dollar notional amount.
6

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
DIVIDENDS
On August 27, 2025, the Board approved a

dividend in an amount of one dollar and

five cents ($
1.05
) per fully paid common share in the

capital stock of the Bank
for the quarter ending October 31, 2025, payable

on and after October 31, 2025, to shareholders

of record at the close of business on October

10, 2025.
DIVIDEND REINVESTMENT PLAN
The Bank offers a Dividend Reinvestment Plan

(DRIP) for its common shareholders.

Participation in the plan is optional and

under the terms of the plan, cash
dividends on common shares are used

to purchase additional common shares. At

the option of the Bank, the common shares

may be issued from treasury at an
average market price based on the last five

trading days before the date of the dividend

payment, with a discount of between
0 % to 5 % at the Bank’s discretion or
purchased from the open market at market

prices.
During the three months ended July 31, 2025,

the Bank satisfied the DRIP requirements through

open market common share purchases.

During the nine
months ended July 31, 2025, the Bank satisfied

the DRIP requirements through common

shares issued from treasury with
no

discount for the first three months
and open market common share purchases

in the last six months. During the three and

nine months ended July 31, 2024, the

Bank satisfied the DRIP
requirements through common shares issued

from treasury with
no

discount.
NORMAL COURSE ISSUER BID
On August 28, 2023,

the Bank announced that the Toronto Stock Exchange and OSFI approved a normal course issuer bid (2023 NCIB) to

repurchase for
cancellation up to 90

million of its common shares. The 2023 NCIB

commenced on August 31, 2023 and continued

until August 31, 2024. From the
commencement of the 2023 NCIB to August

31, 2024, the Bank repurchased
71.4

million shares under the program. The 2023 NCIB

terminated on
August 31, 2024 and therefore, there was no

repurchase of common shares by

the Bank under the 2023 NCIB during the nine

months ended July 31, 2025.
During the nine months ended July 31, 2024,

the Bank repurchased
49.4

million common shares under the 2023 NCIB,

at an average price of $
80.15

per share for
a total amount of $ 4.0

billion.
On February 24, 2025, the Bank announced

that the Toronto Stock Exchange and OSFI had approved the Bank’s previously announced

normal course issuer bid
(2025 NCIB) to purchase for cancellation up

to
100

million of its common shares. The 2025

NCIB commenced on March 3, 2025 and will end

on
February 28, 2026, or such earlier date as

the Bank may determine. From the commencement

of the 2025 NCIB to July 31, 2025, the Bank

repurchased
45.5

million shares under the program, at an average

price of $
89.06

per share for a total amount of $
4.1

billion.